EuroPacific
Growth Fund®

Class A B C	Ticker AEPGX AEGBX AEPCX	F-1 F-2 529-A 529-B	AEGFX AEPFX CEUAX CEUBX	529-C 529-E 529-F-1	CEUCX CEUEX CEUFX

Summary prospectus
June 1, 2010

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated June 1, 2010, are incorporated by reference into this summary prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 61 of the fund’s statement of additional information.

Shareholder fees
(fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.24	none
Other expenses	0.18	0.16	0.20	0.19	0.17
Total annual fund operating expenses	0.85	1.59	1.63	0.86	0.60

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.20	1.00	0.99	0.50	0.00
Other expenses	0.26	0.28	0.28	0.26	0.26
Total annual fund operating expenses	0.89	1.71	1.70	1.19	0.69

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$657	$831	$1,019	$1,564
B	662	902	1,066	1,691
C	266	514	887	1,933
F-1	88	274	477	1,061
F-2	61	192	335	750
529-A	680	882	1,098	1,712
529-B	694	977	1,185	1,902
529-C	293	574	980	2,107
529-E	141	417	712	1,545
529-F-1	90	260	443	964

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$162	$502	$866	$1,691
C	166	514	887	1,933
529-B	194	577	985	1,902
529-C	193	574	980	2,107

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer’s classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer’s country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Growth stock risks — The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries risks — Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart on page 5 shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest                   22.30%                         (quarter ended June 30, 2009)

Lowest                  -19.28%                         (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 0.73%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	4/16/1984	31.09%	6.48%	3.10%	12.03%
– After taxes on distributions		31.03	5.72	2.39	N/A
– After taxes on distributions and sale of fund shares		20.88	5.73	2.57	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	33.07%	6.65%	3.06%
C	3/15/2001	37.00	6.88	6.64
F-1	3/15/2001	39.10	7.72	7.49
F-2	8/1/2008	39.46	N/A	–2.47
529-A	2/15/2002	31.01	6.43	8.75
529-B	2/19/2002	32.93	6.50	8.91
529-C	2/15/2002	36.94	6.81	8.64
529-E	3/7/2002	38.62	7.36	8.57
529-F-1	9/16/2002	39.33	7.89	12.57

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World ex USA Index (reflects no deductions for fees, expenses or taxes)	42.14%	6.30%	3.12%	N/A
Lipper International Funds Average (reflects no deductions for fees or taxes)	32.89	3.73	1.87	9.72%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	32.46	4.02	1.58	9.63

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Carl M. Kawaja President and Trustee	9 years	Senior Vice President – Capital World Investors
Stephen E. Bepler Executive Vice President	26 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning Executive Vice President	19 years	Senior Vice President – Capital Research Global Investors
Sung Lee Senior Vice President	8 years	Senior Vice President – Capital Research Global Investors
Robert W. Lovelace Senior Vice President	16 years	Senior Vice President – Capital World Investors
Nicholas J. Grace Vice President	8 years	Senior Vice President – Capital World Investors
Jesper Lyckeus Vice President	6 years	Senior Vice President – Capital Research Global Investors
Jonathan Knowles	4 years	Senior Vice President – Capital World Investors

 Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

 Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-916-0610P Litho in USA CGD/B/8007	Investment Company File No. 811-03734

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

EuroPacific
Growth Fund®

Class A R-1 R-2	Ticker AEPGX RERAX RERBX	R-3 R-4 R-5 R-6	RERCX REREX RERFX RERGX

Summary retirement plan prospectus
June 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated June 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 61 of the fund’s statement of additional information.

Shareholder fees
(fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.18	0.21	0.48	0.22	0.18	0.13	0.09*
Total annual fund operating expenses	0.85	1.64	1.66	1.15	0.86	0.56	0.52

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$657	$831	$1,019	$1,564
R-1	167	517	892	1,944
R-2	169	523	902	1,965
R-3	117	365	633	1,398
R-4	88	274	477	1,061
R-5	57	179	313	701
R-6	53	167	291	653

*	Based on annualized data for a partial year as of the fund’s most recent fiscal year-end.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer’s classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer’s country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations .

Growth stock risks — The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries risks — Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart on page 5 shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest                   22.30%                         (quarter ended June 30, 2009)

Lowest                  -19.28%                         (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 0.73%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	4/16/1984	31.09%	6.48%	3.10%	12.03%

Share classes	Inception date	1 year	5 years	Lifetime
R-1	6/17/2002	38.07%	6.88%	9.05%
R-2	5/31/2002	37.97	6.85	8.39
R-3	5/21/2002	38.71	7.41	8.72
R-4	6/7/2002	39.13	7.71	9.54
R-5	5/15/2002	39.55	8.03	9.40

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World ex USA Index (reflects no deductions for fees, expenses or taxes)	42.14%	6.30%	3.12%	N/A
Lipper International Funds Average (reflects no deductions for fees or taxes)	32.89	3.73	1.87	9.72%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	32.46	4.02	1.58	9.63

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Carl M. Kawaja President and Trustee	9 years	Senior Vice President – Capital World Investors
Stephen E. Bepler Executive Vice President	26 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning Executive Vice President	19 years	Senior Vice President – Capital Research Global Investors
Sung Lee Senior Vice President	8 years	Senior Vice President – Capital Research Global Investors
Robert W. Lovelace Senior Vice President	16 years	Senior Vice President – Capital World Investors
Nicholas J. Grace Vice President	8 years	Senior Vice President – Capital World Investors
Jesper Lyckeus Vice President	6 years	Senior Vice President – Capital Research Global Investors
Jonathan Knowles	4 years	Senior Vice President – Capital World Investors

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-916-0610P Litho in USA CGD/B/8031	Investment Company File No. 811-03734

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY RETIREMENT PLAN PROSPECTUS FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

EuroPacific
Growth Fund®

Class A R-1 R-2	Ticker AEPGX RERAX RERBX	R-3 R-4 R-5 R-6	RERCX REREX RERFX RERGX

Summary retirement plan prospectus
June 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated June 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 21 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 61 of the fund’s statement of additional information.

Shareholder fees
(fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.18	0.21	0.48	0.22	0.18	0.13	0.09*
Total annual fund operating expenses	0.85	1.64	1.66	1.15	0.86	0.56	0.52

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$657	$831	$1,019	$1,564
R-1	167	517	892	1,944
R-2	169	523	902	1,965
R-3	117	365	633	1,398
R-4	88	274	477	1,061
R-5	57	179	313	701
R-6	53	167	291	653

*	Based on annualized data for a partial year as of the fund’s most recent fiscal year-end.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally, the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer’s classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer’s country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market risks — The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations .

Growth stock risks — The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Developing countries risks — Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart on page 5 shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this time period were:

Highest                   22.30%                         (quarter ended June 30, 2009)

Lowest                  -19.28%                          (quarter ended December 31, 2008)

The fund’s total return for the three months ended March 31, 2010, was 0.73%.

Average annual total returns
For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	4/16/1984	31.09%	6.48%	3.10%	12.03%

Share classes	Inception date	1 year	5 years	Lifetime
R-1	6/17/2002	38.07%	6.88%	9.05%
R-2	5/31/2002	37.97	6.85	8.39
R-3	5/21/2002	38.71	7.41	8.72
R-4	6/7/2002	39.13	7.71	9.54
R-5	5/15/2002	39.55	8.03	9.40

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World ex USA Index (reflects no deductions for fees, expenses or taxes)	42.14%	6.30%	3.12%	N/A
Lipper International Funds Average (reflects no deductions for fees or taxes)	32.89	3.73	1.87	9.72%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	32.46	4.02	1.58	9.63

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Carl M. Kawaja President and Trustee	9 years	Senior Vice President – Capital World Investors
Stephen E. Bepler Executive Vice President	26 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning Executive Vice President	19 years	Senior Vice President – Capital Research Global Investors
Sung Lee Senior Vice President	8 years	Senior Vice President – Capital Research Global Investors
Robert W. Lovelace Senior Vice President	16 years	Senior Vice President – Capital World Investors
Nicholas J. Grace Vice President	8 years	Senior Vice President – Capital World Investors
Jesper Lyckeus Vice President	6 years	Senior Vice President – Capital Research Global Investors
Jonathan Knowles	4 years	Senior Vice President – Capital World Investors

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-916-0610P Litho in USA CGD/B/8031	Investment Company File No. 811-03734

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust